Commitments And Contingencies (Environmental Remediation Liability Disclosure) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Balance at December 31, 2010	$ 612
Transfer to regulatory account for recovery	169
Amounts not recoverable from customers	156
Less: Payments	(152)
Balance at December 31, 2011	785
Remediation At Utility Natural Gas Compressor Site Near Hinkley, CA [Member] | Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual for remediation	149
Remediation At Utility Natural Gas Compressor Site Near Topock, AZ [Member]
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual for remediation	218
Remediation At Divested Generation Facilities [Member]
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual for remediation	81
Remediation Costs For Generation And Other Facilities And For Third-Party Disposal Sites [Member]
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual for remediation	133
Investigation And Or Remediation Costs At Former MGP Sites [Member]
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual for remediation	154
Remediation Of Decommissioning Fossil Fueled Sites [Member]
Long-term Purchase Commitment [Line Items]
Amount of environmental loss accrual for remediation	$ 50